Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by SEC rules, we are providing the following information about the relationship between executive compensation and certain measures of financial performance of our Company. SEC rules prescribe the disclosure included in this section, and the information does not necessarily align with how the Company or the Compensation Committee view the link between the Company's performance and its NEOs' pay. The Compensation Discussion and Analysis provides additional information about our pay-for-performance philosophy and how we align executive compensation with our performance. As described in more detail in our Compensation Discussion and Analysis, the Company's annual incentive awards and a large portion of the long-term incentive awards that comprise a significant portion of an executive's compensation are directly linked to performance. Payouts of these portions of an executive's compensation are placed at risk and require the accomplishment of specific results that are designed to benefit our shareholders and the Company, both in the long and short term. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table below. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Company Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(2)(3)	Net Income ($)	CSM: OG&E Earnings Per Share (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$12,032,007	$8,070,026	$1,731,809	$1,467,998	$167.57	$158.71	$470,700,000	$2.47
2024	$10,128,949	$15,331,356	$1,344,617	$1,374,642	$155.68	$136.71	$441,500,000	$2.33
2023	$8,435,166	$6,782,034	$1,480,334	$1,279,552	$125.85	$110.58	$416,800,000	$2.12
2022	$7,303,589	$10,942,870	$1,326,642	$1,706,080	$136.16	$119.56	$665,700,000	$2.19
2021	$8,031,634	$9,075,580	$1,312,638	$1,430,758	$126.52	$117.95	$737,300,000	$1.80
(1)
During 2021 through 2025, Sean Trauschke was our Chief Executive Officer. During 2025, our remaining Named Executive Officers (“NEOs”) consisted of Charles B. Walworth, William H. Sultemeier, Donnie O. Jones and David A. Parker. During 2024, our remaining NEOs consisted of Charles B. Walworth, W. Bryan Buckler, William H. Sultemeier, Donnie O. Jones and David A. Parker. During 2023, 2022 and 2021, our remaining NEOs consisted of W. Bryan Buckler, William H. Sultemeier, Donnie O. Jones and Cristina F. McQuistion.
(2)
Both Company Total Shareholder Return and Peer Group Total Shareholder Return assume $100 invested at December 31, 2020.
(3)
As permitted by the SEC, the Company's peer group selected for this pay versus performance disclosure is the S&P Composite Utilities 1500 Index, which is the same peer group as presented in the Company's 2025 Form 10-K for purposes of Item 201(e) of Regulation S-K.
(4)
"OG&E Earnings Per Share" represents the Company's annual incentive compensation plan's "OG&E Earnings Target," which is the reported net income of OG&E for the year ended December 31, 2025, divided by the diluted average common shares outstanding for 2025 of the Company (excluding new shares from the Company’s November 2025 public offering). See the Compensation Discussion and Analysis above for further discussion.

Named Executive Officers, Footnote
(1)
During 2021 through 2025, Sean Trauschke was our Chief Executive Officer. During 2025, our remaining Named Executive Officers (“NEOs”) consisted of Charles B. Walworth, William H. Sultemeier, Donnie O. Jones and David A. Parker. During 2024, our remaining NEOs consisted of Charles B. Walworth, W. Bryan Buckler, William H. Sultemeier, Donnie O. Jones and David A. Parker. During 2023, 2022 and 2021, our remaining NEOs consisted of W. Bryan Buckler, William H. Sultemeier, Donnie O. Jones and Cristina F. McQuistion.

PEO Total Compensation Amount	$ 12,032,007	$ 10,128,949	$ 8,435,166	$ 7,303,589	$ 8,031,634
PEO Actually Paid Compensation Amount	$ 8,070,026	15,331,356	6,782,034	10,942,870	9,075,580
Adjustment To PEO Compensation, Footnote

	PEO	Non-PEO NEOs
Summary Compensation Table (SCT) Total	$12,032,007	$1,731,809

Adjustments to arrive at CAP:
Deduction for change in the actuarial present values reported under column (h) of the SCT	(3,035,984)	(26,996)
Increase for "Service Cost" for Pension Plans	1,049,381	8,835
Deduction for amounts reported under column (e) in the SCT	(5,811,824)	(780,756)
Fair value of current year equity awards at year-end	4,587,370	616,263
Change in value of prior years' awards unvested at year-end	(517,645)	(56,068)
Change in value of prior years' awards that vested during current year	(766,342)	(82,430)
Dividends	533,063	57,341
Total adjustments	(3,961,981)	(263,811)

CAP Total	$8,070,026	$1,467,998

Non-PEO NEO Average Total Compensation Amount	$ 1,731,809	1,344,617	1,480,334	1,326,642	1,312,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,467,998	1,374,642	1,279,552	1,706,080	1,430,758
Adjustment to Non-PEO NEO Compensation Footnote

	PEO	Non-PEO NEOs
Summary Compensation Table (SCT) Total	$12,032,007	$1,731,809

Adjustments to arrive at CAP:
Deduction for change in the actuarial present values reported under column (h) of the SCT	(3,035,984)	(26,996)
Increase for "Service Cost" for Pension Plans	1,049,381	8,835
Deduction for amounts reported under column (e) in the SCT	(5,811,824)	(780,756)
Fair value of current year equity awards at year-end	4,587,370	616,263
Change in value of prior years' awards unvested at year-end	(517,645)	(56,068)
Change in value of prior years' awards that vested during current year	(766,342)	(82,430)
Dividends	533,063	57,341
Total adjustments	(3,961,981)	(263,811)

CAP Total	$8,070,026	$1,467,998

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table

The three items listed below represent the most important financial metrics the Company used to determine CAP for 2025, as further described in our Compensation Discussion and Analysis above:

•
Relative TSR Performance Goal (performance units component of long-term incentive);
•
OG&E Earnings Target (earnings per share component of annual incentive); and
•
O&M Target (operation and maintenance expense component of annual incentive).

Total Shareholder Return Amount	$ 167.57	155.68	125.85	136.16	126.52
Peer Group Total Shareholder Return Amount	158.71	136.71	110.58	119.56	117.95
Net Income (Loss)	$ 470,700,000	$ 441,500,000	$ 416,800,000	$ 665,700,000	$ 737,300,000
Company Selected Measure Amount | $ / shares	2.47	2.33	2.12	2.19	1.8
PEO Name	Sean Trauschke	Sean Trauschke	Sean Trauschke	Sean Trauschke	Sean Trauschke
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR Performance Goal (performance units component of long-term incentive)
Measure:: 2
Pay vs Performance Disclosure
Name	OG&E Earnings Target (earnings per share component of annual incentive)
Measure:: 3
Pay vs Performance Disclosure
Name	O&M Target (operation and maintenance expense component of annual incentive)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,961,981)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,035,984)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,049,381
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,811,824)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,587,370
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(517,645)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(766,342)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,063
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(263,811)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,996)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,835
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(780,756)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	616,263
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,068)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,430)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,341